Employee Benefits - Summary of Additional Fair value Disclosure About Plan Assets and Indicate Their Rank (Detail) - MXN ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	$ 135,757	$ 5,906,660
Equity instruments	1,034,178	2,694,291
Debt instruments	7,315,757	888,715
Total	8,485,692	9,489,666
Level 1 [member]
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	135,757	5,906,660
Equity instruments	1,034,178	2,694,291
Debt instruments	7,315,757	888,715
Total	$ 8,485,692	$ 9,489,666